PIMCO Funds

Supplement Dated June 1, 2007 to the

Bond Funds Institutional and Administrative Class Prospectus

dated October 1, 2006

Disclosure Related to the PIMCO Foreign Bond Fund (Unhedged),

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged), PIMCO Global Bond Fund (Unhedged),

PIMCO Global Bond Fund (U.S. Dollar-Hedged) and PIMCO Moderate Duration Fund

(each a “Fund”, and collectively the “Funds”)

Effective immediately, PIMCO Funds’ Board of Trustees has changed each Fund’s non-fundamental policy regarding normal minimum and maximum average portfolio duration. As a result, effective immediately, the current sentence relating to each Fund’s average portfolio duration in the “Fund Summaries—Principal Investments and Strategies” section of the Prospectus for each Fund (Column A in the table below) is deleted in its entirety and replaced with the sentence describing the Fund’s new non-fundamental average portfolio duration policy (Column B in the table below):

	Column A	Column B
Fund	Current Non-Fundamental Average Portfolio Duration Policy	New Non-Fundamental Average Portfolio Duration Policy
PIMCO Foreign Bond Fund (Unhedged)	“The average portfolio duration of this Fund normally varies from three to seven years.”	“The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD, which as of March 31, 2007 was 6.53 years.”

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	“The average portfolio duration of this Fund normally varies from three to seven years.”	“The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the JPMorgan GBI Global ex-U.S. Index Hedged in USD, which as of March 31, 2007 was 6.53 years.”

PIMCO Global Bond Fund (Unhedged)	“The average portfolio duration of this Fund normally varies from three to seven years.”	“The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the JPMorgan Government Bond Indices Global FX New York Index Unhedged in USD, which as of March 31, 2007 was 6.22 years.”

PIMCO Global Bond Fund (U.S. Dollar-Hedged)	“The average portfolio duration of this Fund normally varies from three to seven years.”	“The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the JPMorgan Government Bond Indices Global Index Hedged in USD, which as of March 31, 2007 was 6.22 years.”

PIMCO Moderate Duration Fund	“The average portfolio duration of this Fund normally varies from two to five years based on PIMCO’s forecast for interest rates.”	“The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the Lehman Brothers Intermediate Government/Credit Bond Index, which as of March 31, 2007 was 3.63 years.”

Further, effective immediately, all other references to each Fund’s average portfolio duration are hereby changed to reflect the change in policies noted above.

PIMCO Funds

Supplement Dated June 1, 2007 to the

Bond Funds Class A, Class B and Class C Prospectus

dated July 31, 2006

Disclosure Related to the PIMCO Foreign Bond Fund (Unhedged),

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged), and

PIMCO Global Bond Fund (U.S. Dollar-Hedged)

(each a “Fund”, and collectively the “Funds”)

Effective immediately, PIMCO Funds’ Board of Trustees has changed each Fund’s non-fundamental policy regarding normal minimum and maximum average portfolio duration. As a result, effective immediately, the current sentence relating to each Fund’s average portfolio duration in the “Fund Summaries—Principal Investments and Strategies” section of the Prospectus for each Fund (Column A in the table below) is deleted in its entirety and replaced with the sentence describing the Fund’s new non-fundamental average portfolio duration policy (Column B in the table below):

	Column A	Column B
Fund	Current Non-Fundamental Average Portfolio Duration Policy	New Non-Fundamental Average Portfolio Duration Policy
PIMCO Foreign Bond Fund (Unhedged)	“The average portfolio duration of this Fund normally varies within a three- to seven-year time frame.”	“The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD, which as of March 31, 2007 was 6.53 years.”

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	“The average portfolio duration of this Fund normally varies within a three- to seven-year time frame.”	“The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the JPMorgan GBI Global ex-U.S. Index Hedged in USD, which as of March 31, 2007 was 6.53 years.”

PIMCO Global Bond Fund (U.S. Dollar-Hedged)	“The average portfolio duration of this Fund normally varies within a three- to seven-year time frame.”	“The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the JPMorgan Government Bond Indices Global Index Hedged in USD, which as of March 31, 2007 was 6.22 years.”

Further, effective immediately, all other references to each Fund’s average portfolio duration are hereby changed to reflect the change in policies noted above.

PIMCO Funds

Supplement Dated June 1, 2007 to the

Bond Funds Class D Prospectus

dated July 31, 2006

Disclosure Related to the PIMCO Foreign Bond Fund (Unhedged),

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) and

PIMCO Total Return Fund

(each a “Fund”, and collectively the “Funds”)

Effective immediately, PIMCO Funds’ Board of Trustees has changed each Fund’s non-fundamental policy regarding normal minimum and maximum average portfolio duration. As a result, effective immediately, the current sentence relating to each Fund’s average portfolio duration in the “Fund Summaries—Principal Investments and Strategies” section of the Prospectus for each Fund (Column A in the table below) is deleted in its entirety and replaced with the sentence describing the Fund’s new non-fundamental average portfolio duration policy (Column B in the table below):

	Column A	Column B
Fund	Current Non-Fundamental Average Portfolio Duration Policy	New Non-Fundamental Average Portfolio Duration Policy
PIMCO Foreign Bond Fund (Unhedged)	“The average portfolio duration of this Fund normally varies within a three- to seven-year time frame.”	“The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD, which as of March 31, 2007 was 6.53 years.”

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	“The average portfolio duration of this Fund normally varies within a three- to seven-year time frame.”	“The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the JPMorgan GBI Global ex-U.S. Index Hedged in USD, which as of March 31, 2007 was 6.53 years.”

PIMCO Total Return Fund	“The average portfolio duration of this Fund normally varies within a three- to six-year time frame based on PIMCO’s forecast for interest rates.”	“The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the Lehman Brothers Aggregate Bond Index, which as of March 31, 2007 was 4.50 years.”

Further, effective immediately, all other references to each Fund’s average portfolio duration are hereby changed to reflect the change in policies noted above.

PIMCO Funds

Supplement Dated June 1, 2007 to the

PIMCO Funds Class R Prospectus

dated October 1, 2006

Disclosure Related to the PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) and

the PIMCO Total Return Fund (each a “Fund”, and collectively the “Funds”)

Effective immediately, PIMCO Funds’ Board of Trustees has changed each Fund’s non-fundamental policy regarding normal minimum and maximum average portfolio duration. As a result, effective immediately, the current sentence relating to each Fund’s average portfolio duration in the “Fund Summaries—Principal Investments and Strategies” section of the Prospectus for each Fund (Column A in the table below) is deleted in its entirety and replaced with the sentence describing the Fund’s new non-fundamental average portfolio duration policy (Column B in the table below):

	Column A	Column B
Fund	Current Non-Fundamental Average Portfolio Duration Policy	New Non-Fundamental Average Portfolio Duration Policy
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	“The average portfolio duration of this Fund normally varies from three to seven years.”	“The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the JPMorgan GBI Global ex-U.S. Index Hedged in USD, which as of March 31, 2007 was 6.53 years.”

PIMCO Total Return Fund	“The average portfolio duration of this Fund normally varies from three to six years based on PIMCO’s forecast for interest rates.”	“The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the Lehman Brothers Aggregate Bond Index, which as of March 31, 2007 was 4.50 years.”

Further, effective immediately, all other references to each Fund’s average portfolio duration are hereby changed to reflect the change in policies noted above.

PIMCO Funds

Supplement Dated June 1, 2007 to the

PIMCO Total Return Fund Class A, Class B and Class C Prospectus

dated July 31, 2006

Effective immediately, PIMCO Funds’ Board of Trustees has changed the PIMCO Total Return Fund’s (the “Fund”) non-fundamental policy regarding normal minimum and maximum average portfolio duration. As a result, effective immediately, the current sentence relating to the Fund’s average portfolio duration in the “Fund Summary” section of the Prospectus (Column A in the table below) is deleted in its entirety and replaced with the sentence describing the Fund’s new non-fundamental average portfolio duration policy (Column B in the table below):

Column A	Column B
Current Non-Fundamental Average Portfolio Duration Policy	New Non-Fundamental Average Portfolio Duration Policy
“The average portfolio duration of this Fund normally varies within a three- to six-year time frame based on PIMCO’s forecast for interest rates.”	“The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the Lehman Brothers Aggregate Bond Index, which as of March 31, 2007 was 4.50 years.”

Further, effective immediately, all other references to the Fund’s average portfolio duration are hereby changed to reflect the change in policy noted above.

PIMCO Funds

Supplement Dated June 1, 2007 to the

Bond Funds Institutional Class and Administrative Class Prospectus, dated July 31, 2006,

for the PIMCO Total Return Fund, PIMCO Total Return Fund II

and PIMCO Total Return Fund III

(each a “Fund”, and collectively the “Funds”)

Effective immediately, PIMCO Funds’ Board of Trustees has changed each Fund’s non-fundamental policy regarding normal minimum and maximum average portfolio duration. As a result, effective immediately, the current sentence relating to each Fund’s average portfolio duration in the “Fund Summaries—Principal Investments and Strategies” section of the Prospectus for each Fund (Column A in the table below) is deleted in its entirety and replaced with the sentence describing the Fund’s new non-fundamental average portfolio duration policy (Column B in the table below):

	Column A	Column B
Funds	Current Non-Fundamental Average Portfolio Duration Policy	New Non-Fundamental Average Portfolio Duration Policy
PIMCO Total Return Fund PIMCO Total Return Fund II PIMCO Total Return Fund III	“The average portfolio duration of this Fund normally varies within a three- to six-year time frame based on PIMCO’s forecast for interest rates.”	“The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the Lehman Brothers Aggregate Bond Index, which as of March 31, 2007 was 4.50 years.”

Further, effective immediately, all other references to each Fund’s average portfolio duration are hereby changed to reflect the change in policies noted above.

PIMCO Funds

Supplement Dated June 1, 2007 to the

Strategic Markets Funds Institutional and Administrative Class Prospectus

dated October 1, 2006

Disclosure Related to the PIMCO European StocksPLUS® TR Strategy Fund, PIMCO Far-East

(Ex-Japan) StockPLUS® TR Strategy Fund, PIMCO Fundamental IndexPLUS™ TR Fund,

PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged), PIMCO Japanese

StocksPLUS® TR Strategy Fund, PIMCO Small Cap StocksPLUS® TR Fund, PIMCO

StocksPLUS® Total Return Fund and PIMCO StocksPLUS® TR Short Strategy Fund

(each a “Fund”, and collectively the “Funds”)

Effective immediately, PIMCO Funds’ Board of Trustees has changed each Fund’s non-fundamental policy regarding normal maximum average collateral fixed income duration. As a result, effective immediately, the current sentence relating to each Fund’s average collateral fixed income duration in the “Fund Summaries—Principal Investments and Strategies” section of the Prospectus for each Fund (Column A in the table below) is deleted in its entirety and replaced with the sentences describing the Fund’s new non-fundamental average collateral fixed income duration policy (Column B in the table below):

	Column A	Column B
Funds	Current Non-Fundamental Average Collateral Fixed Income Duration Policy	New Non-Fundamental Average Collateral Fixed Income Duration Policy

PIMCO European StocksPLUS® TR Strategy Fund

PIMCO Far-East (Ex-Japan) StockPLUS® TR Strategy Fund

PIMCO Fundamental IndexPLUS™ TR Fund

PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)

PIMCO Japanese StocksPLUS® TR Strategy Fund

PIMCO Small Cap StocksPLUS® TR Fund

PIMCO StocksPLUS® Total Return Fund

	“PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund’s total return, subject to an overall portfolio duration which normally varies from one to six years based on PIMCO’s forecast for interest rates.”	“PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund’s total return, subject to an overall portfolio duration which normally varies from a one year minimum duration to a maximum of two years above the duration of the Lehman Brothers Aggregate Bond Index. As of March 31, 2007, the duration of the Lehman Brothers Aggregate Bond Index was 4.50 years. The Lehman Brothers Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.”

PIMCO StocksPLUS® TR Short Strategy Fund	“PIMCO actively manages the fixed income assets held by the Fund, with a view toward enhancing the Fund’s total	“PIMCO actively manages the fixed income assets held by the Fund with a view toward enhancing the Fund’s total

return, subject to an overall portfolio duration which normally varies from one to six years based on PIMCO’s forecast for interest rates.”	return, subject to an overall portfolio duration which normally varies from a one year minimum duration to a maximum of two years above the duration of the Lehman Brothers Aggregate Bond Index. As of March 31, 2007, the duration of the Lehman Brothers Aggregate Bond Index was 4.50 years. The Lehman Brothers Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.”

Further, effective immediately, all other references to each Fund’s average collateral fixed income duration are hereby changed to reflect the change in policies noted above.

PIMCO Funds

Supplement Dated June 1, 2007 to the

Real Return Strategy, Equity-Related & Assert Allocation Funds

Class A, Class B and Class C Prospectus

dated October 1, 2006

Disclosure Related to the PIMCO Fundamental IndexPLUS™ TR Fund,

PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged),

PIMCO Small Cap StocksPLUS® TR Fund, PIMCO StocksPLUS® Total Return Fund and

PIMCO StocksPLUS® TR Short Strategy Fund

(each a “Fund”, and collectively the “Funds”)

Effective immediately, PIMCO Funds’ Board of Trustees has changed each Fund’s non-fundamental policy regarding normal maximum average collateral fixed income duration. As a result, effective immediately, the current sentence relating to each Fund’s average collateral fixed income duration in the “Fund Summaries—Principal Investments and Strategies” section of the Prospectus for each Fund (Column A in the table below) is deleted in its entirety and replaced with the sentences describing the Fund’s new non-fundamental average collateral fixed income duration policy (Column B in the table below):

	Column A	Column B
Funds	Current Non-Fundamental Average Collateral Fixed Income Duration Policy	New Non-Fundamental Average Collateral Fixed Income Duration Policy
PIMCO Fundamental IndexPLUS™ TR Fund PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) PIMCO Small Cap StocksPLUS® TR Fund PIMCO StocksPLUS® Total Return Fund	“PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund’s total return, subject to an overall portfolio duration which normally varies from one to six years based on PIMCO’s forecast for interest rates.”	“PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund’s total return, subject to an overall portfolio duration which normally varies from a one year minimum duration to a maximum of two years above the duration of the Lehman Brothers Aggregate Bond Index. As of March 31, 2007, the duration of the Lehman Brothers Aggregate Bond Index was 4.50 years. The Lehman Brothers Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.”

PIMCO StocksPLUS® TR Short Strategy Fund	“PIMCO actively manages the fixed income assets held by the Fund, with a view toward enhancing the Fund’s total	“PIMCO actively manages the fixed income assets held by the Fund with a view toward enhancing the Fund’s total

return, subject to an overall portfolio duration which normally varies from one to six years based on PIMCO’s forecast for interest rates.”	return, subject to an overall portfolio duration which normally varies from a one year minimum duration to a maximum of two years above the duration of the Lehman Brothers Aggregate Bond Index. As of March 31, 2007, the duration of the Lehman Brothers Aggregate Bond Index was 4.50 years. The Lehman Brothers Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.”

Further, effective immediately, all other references to each Fund’s average collateral fixed income duration are hereby changed to reflect the change in policies noted above.

PIMCO Funds

Supplement Dated June 1, 2007 to the

Real Return Strategy, Equity-Related & Assert Allocation Funds

Class D Prospectus

dated October 1, 2006

Disclosure Related to the PIMCO Fundamental IndexPLUS™ TR Fund,

PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged),

PIMCO Small Cap StocksPLUS® TR Fund, PIMCO StocksPLUS® Total Return Fund and

PIMCO StocksPLUS® TR Short Strategy Fund

(each a “Fund”, and collectively the “Funds”)

Effective immediately, PIMCO Funds’ Board of Trustees has changed each Fund’s non-fundamental policy regarding normal maximum average collateral fixed income duration. As a result, effective immediately, the current sentence relating to each Fund’s average collateral fixed income duration in the “Fund Summaries—Principal Investments and Strategies” section of the Prospectus for each Fund (Column A in the table below) is deleted in its entirety and replaced with the sentences describing the Fund’s new non-fundamental average collateral fixed income duration policy (Column B in the table below):

	Column A	Column B
Funds	Current Non-Fundamental Average Collateral Fixed Income Duration Policy	New Non-Fundamental Average Collateral Fixed Income Duration Policy
PIMCO Fundamental IndexPLUS™ TR Fund PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) PIMCO Small Cap StocksPLUS® TR Fund PIMCO StocksPLUS® Total Return Fund	“PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund’s total return, subject to an overall portfolio duration which normally varies from one to six years based on PIMCO’s forecast for interest rates.”	“PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund’s total return, subject to an overall portfolio duration which normally varies from a one year minimum duration to a maximum of two years above the duration of the Lehman Brothers Aggregate Bond Index. As of March 31, 2007, the duration of the Lehman Brothers Aggregate Bond Index was 4.50 years. The Lehman Brothers Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.”

PIMCO StocksPLUS® TR Short Strategy Fund	“PIMCO actively manages the fixed income assets held by the Fund, with a view toward enhancing the Fund’s total	“PIMCO actively manages the fixed income assets held by the Fund with a view toward enhancing the Fund’s total

return, subject to an overall portfolio duration which normally varies from one to six years based on PIMCO’s forecast for interest rates.”	return, subject to an overall portfolio duration which normally varies from a one year minimum duration to a maximum of two years above the duration of the Lehman Brothers Aggregate Bond Index. As of March 31, 2007, the duration of the Lehman Brothers Aggregate Bond Index was 4.50 years. The Lehman Brothers Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.”

Further, effective immediately, all other references to each Fund’s average collateral fixed income duration are hereby changed to reflect the change in policies noted above.

PIMCO Funds

Supplement Dated June 1, 2007 to the

PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)

Institutional and Administrative Class Prospectus

dated November 27, 2006

Effective immediately, PIMCO Funds’ Board of Trustees has changed the PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)’s (the “Fund”) non-fundamental policy regarding normal maximum average collateral fixed income duration. As a result, effective immediately, the current sentence relating to the Fund’s average collateral fixed income duration in the “Fund Summary—Principal Investments and Strategies” section of the Prospectus (Column A in the table below) is deleted in its entirety and replaced with the sentences describing the Fund’s new non-fundamental average collateral fixed income duration policy (Column B in the table below):

Column A	Column B
Current Non-Fundamental Average Collateral Fixed Income Duration Policy	New Non-Fundamental Average Collateral Fixed Income Duration Policy
“PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund’s total return, subject to an overall portfolio duration which normally varies from one to six years based on PIMCO’s forecast for interest rates.”	“PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund’s total return, subject to an overall portfolio duration which normally varies from a one year minimum duration to a maximum of two years above the duration of the Lehman Brothers Aggregate Bond Index. As of March 31, 2007, the duration of the Lehman Brothers Aggregate Bond Index was 4.50 years. The Lehman Brothers Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.”

Further, effective immediately, all other references to the Fund’s average collateral fixed income duration are hereby changed to reflect the change in policy noted above.

PIMCO Funds

Supplement Dated June 1, 2007 to the

PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)

Class A and Class C Prospectus

dated November 27, 2006

Effective immediately, PIMCO Funds’ Board of Trustees has changed the PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)’s (the “Fund”) non-fundamental policy regarding normal maximum average collateral fixed income duration. As a result, effective immediately, the current sentence relating to the Fund’s average collateral fixed income duration in the “Fund Summary—Principal Investments and Strategies” section of the Prospectus (Column A in the table below) is deleted in its entirety and replaced with the sentences describing the Fund’s new non-fundamental average collateral fixed income duration policy (Column B in the table below):

Column A	Column B
Current Non-Fundamental Average Collateral Fixed Income Duration Policy	New Non-Fundamental Average Collateral Fixed Income Duration Policy
“PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund’s total return, subject to an overall portfolio duration which normally varies from one to six years based on PIMCO’s forecast for interest rates.”	“PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund’s total return, subject to an overall portfolio duration which normally varies from a one year minimum duration to a maximum of two years above the duration of the Lehman Brothers Aggregate Bond Index. As of March 31, 2007, the duration of the Lehman Brothers Aggregate Bond Index was 4.50 years. The Lehman Brothers Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.”

Further, effective immediately, all other references to the Fund’s average collateral fixed income duration are hereby changed to reflect the change in policy noted above.

PIMCO Funds

Supplement Dated June 1, 2007 to the

PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)

Class D Prospectus

dated November 27, 2006

Effective immediately, PIMCO Funds’ Board of Trustees has changed the PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)’s (the “Fund”) non-fundamental policy regarding normal maximum average collateral fixed income duration. As a result, effective immediately, the current sentence relating to the Fund’s average collateral fixed income duration in the “Fund Summary—Principal Investments and Strategies” section of the Prospectus (Column A in the table below) is deleted in its entirety and replaced with the sentences describing the Fund’s new non-fundamental average collateral fixed income duration policy (Column B in the table below):

Column A	Column B
Current Non-Fundamental Average Collateral Fixed Income Duration Policy	New Non-Fundamental Average Collateral Fixed Income Duration Policy
“PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund’s total return, subject to an overall portfolio duration which normally varies from one to six years based on PIMCO’s forecast for interest rates.”	“PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund’s total return, subject to an overall portfolio duration which normally varies from a one year minimum duration to a maximum of two years above the duration of the Lehman Brothers Aggregate Bond Index. As of March 31, 2007, the duration of the Lehman Brothers Aggregate Bond Index was 4.50 years. The Lehman Brothers Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.”

Further, effective immediately, all other references to the Fund’s average collateral fixed income duration are hereby changed to reflect the change in policy noted above.